Interim Consolidated Balance Sheet - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
ASSETS
Cash and due from banks	$ 6,988	$ 8,556
Interest-bearing deposits with banks	143,377	137,294
Cash and interest bearing deposits with banks	150,365	145,850
Trading loans, securities, and other (Note 4)	154,077	143,726
Non-trading financial assets at fair value through profit or loss (Note 4)	10,107	10,946
Derivatives (Note 4)	79,351	103,873
Financial assets designated at fair value through profit or loss (Note 4)	5,404	5,039
Financial assets at fair value through other comprehensive income (Note 4)	71,794	69,675
Total Trading and Non Trading Financial Assets	320,733	333,259
Debt securities at amortized cost, net of allowance for credit losses (Notes 4, 5)	339,706	342,774
Securities purchased under reverse repurchase agreements	170,365	160,167
Loans (Notes 4, 6)
Residential mortgages	294,637	293,924
Consumer instalment and other personal	204,508	206,152
Credit card	35,901	36,010
Business and government	308,127	301,389
Total loans	843,173	837,475
Allowance for loan losses (Note 6)	(6,492)	(6,432)
Loans, net of allowance for loan losses	836,681	831,043
Other
Customers' liability under acceptances	19,992	19,733
Investment in Schwab (Note 7)	8,358	8,088
Goodwill (Note 9)	17,293	17,656
Other intangibles	2,333	2,303
Land, buildings, equipment, and other depreciable assets	9,202	9,400
Deferred tax assets	2,476	2,193
Amounts receivable from brokers, dealers, and clients	25,723	19,760
Other assets (Note 10)	25,057	25,302
Total other miscellaneous assets	110,434	104,435
Total assets	1,928,284	1,917,528
LIABILITIES
Trading deposits (Notes 4, 11)	24,969	23,805
Derivatives (Note 4)	72,175	91,133
Securitization liabilities at fair value (Note 4)	11,940	12,612
Financial liabilities designated at fair value through profit or loss (Notes 4, 11)	186,038	162,786
Total financial liabilities other than non-trading deposits and other	295,122	290,336
Deposits (Notes 4, 11)
Personal	642,344	660,838
Banks	54,513	38,263
Business and government	523,694	530,869
Total deposits, other than trading	1,220,551	1,229,970
Other
Acceptances	19,992	19,733
Obligations related to securities sold short (Note 4)	46,711	45,505
Obligations related to securities sold under repurchase agreements	140,533	128,024
Securitization liabilities at amortized cost (Note 4)	14,813	15,072
Amounts payable to brokers, dealers, and clients	22,238	25,195
Insurance-related liabilities	7,549	7,468
Other liabilities (Note 12)	37,593	33,552
Total other miscellaneous liabilities	289,429	274,549
Subordinated notes and debentures (Note 4)	11,338	11,290
Total liabilities	1,816,440	1,806,145
EQUITY
Contributed surplus	185	179
Retained earnings	73,501	73,698
Accumulated other comprehensive income (loss)	1,923	1,988
Total equity	111,844	111,383
Total liabilities and equity	1,928,284	1,917,528
Common shares [member]
EQUITY
Issued capital (Note 13)	25,094	24,363
Treasury shares (Note 13)	(103)	(91)
Preferred shares and other equity instruments [member]
EQUITY
Issued capital (Note 13)	11,253	11,253
Treasury shares (Note 13)	(9)	(7)
Schwab [member]
Other
Investment in Schwab (Note 7)	$ 8,358	$ 8,088